LEASES - Maturities of operating lease liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Year ending December 31
2024	$ 719,794
2025	842,553	$ 794,619
2026	867,831	836,280
2027	893,862	861,372
2028	920,679	887,208
2027		913,824
Thereafter	4,761,873	4,997,184
Total minimum lease payments	9,006,592	9,290,487
Less amount representing interest	(3,387,464)	(3,549,882)
Present value of minimum lease payments	5,619,128	5,740,605
Less current portion	(329,767)	(215,043)
Operating lease liabilities, less current portion	5,452,282	$ 5,525,562
Short term lease liability lease impaired	162,921
Excluding short term lease liability for previous headquarter [Member]
Year ending December 31
Less current portion	$ (166,846)